DREYFUS FOUNDERS WORLDWIDE GROWTH FUND


Pursuing long-term growth of capital through investments in foreign and U.S. companies





P R O S P E C T U S      May 1, 2002


Class A, B, C, R, and T Shares




[LOGO] YOU, YOUR ADVISOR AND DREYFUS (R) A MELLON FINANCIAL COMPANY

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[in margin: DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
Ticker Symbols: Class A:  FWWAX
Class B:  FWWBX
Class C:  FWWCX
Class R:  FWWRX
Class T:  FWWTX

                                   CONTENTS

THE FUND
------------------------------------------------------------------------------

  Investment Approach.............................................Inside Cover
  Main Risks.................................................................1
  Past Performance...........................................................2
  Expenses...................................................................3
  More About Investment Objective, Strategies, and Risks.....................4
  Management.................................................................6
  Financial Highlights.......................................................7


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies..........................................................12
  Distributions and Taxes...................................................17
  Services for Fund Investors...............................................18
  Instructions for Regular Accounts.........................................20
  Instructions for IRAs.....................................................21


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

THE FUND

INVESTMENT APPROACH

The fund, a global fund, seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world. The fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have strong performance records and market positions. The fund's portfolio will normally invest at least 65% of its total assets in three or more countries. The fund will not invest more than 50% of its total assets in the securities of any one foreign country.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders use a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts. The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risks of investing in this fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments. These risks include:
     o MARKET RISK. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.
     o REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are generally less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.
     o CURRENCY RISK. The fund's assets are invested primarily in foreign securities. Since substantially all of its revenue is received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The fund pays dividends, if any, in U.S. dollars and incurs currency conversion costs.
     o POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic, or social instability.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The fund may invest in initial public offerings ("IPOs"). Part of the fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on performance.

[On side panel: Key concepts: GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.
 "BOTTOM-UP" APPROACH: choosing fund investments by analyzing the fundamentals of individual companies one by one rather than focusing on broader market themes.
GLOBAL FUND: a type of mutual fund that may invest in securities traded anywhere in the world, including the United States.]


                                                                     The Fund  1

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

PAST PERFORMANCE
The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

                          Year-by-year total return
                as of 12/31 of each year (%) - Class A shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                 -21.82   -25.79

Best Quarter:       Q4 '01      +8.63%
Worst Quarter:      Q1 '01     -18.88%

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.


                         Average annual total returns
                                as of 12/31/01

Share class                     1 Year         Since
                                            Inception *
                             -------------  -------------
Class A                        -30.05%        -26.06%
return before taxes
Class A                        -30.05%        -28.25%
return after taxes on
distributions
Class A                        -18.30%        -20.48%
return after taxes on
distributions and sale of
fund shares
Class B                        -28.97%        -25.58%
returns before taxes
Class C                        -27.85%        -24.94%
returns before taxes
Class R                        -25.02%        -23.49%
returns before taxes
Class T                        -30.08%        -26.31%
returns before taxes
Morgan Stanley Capital         -16.82%        -15.02%
International World Index
Morgan Stanley Capital         -16.21%        -15.21%
International All-Country
World Free Index
*Inception date 12/31/99

The Morgan Stanley Capital International (MSCI) World Index is an average of the performance of selected securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East. The MSCI All-Country World Free Index measures the performance of equity securities in both emerging and developed markets. Only securities available to foreign (non-local) investors are included.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

       FEE TABLE            Class A    Class B    Class C    Class R    Class T
-------------------------  ---------  ---------  ---------  ---------  ---------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
o     Maximum front-end      5.75        none        none        none       4.50
   sales charge on
   purchases as a % of
   offering price
o     Maximum                none1       4.00        1.00        none      none1
   contingent deferred
   sales charge (CDSC)
   as a % of purchase
   or sale price,
   whichever is less
o     Maximum sales          none        none        none        none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
o     Management fees        1.00        1.00        1.00        1.00       1.00
o     Rule 12b-1 fee         none        0.75        0.75        none       0.25
o     Shareholder            0.25        0.25        0.25        none       0.25
   services fee
o     Other expenses2,3      0.24        0.25        0.25        0.25       0.29
TOTAL ANNUAL FUND            1.49        2.25        2.25        1.25       1.79
OPERATING EXPENSES3,4

1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
3 Restated to reflect current state registration fees.
4 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.
SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

EXPENSE EXAMPLE

                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $718       $1,019        $1,341       $2,252
Class B
with redemption      $628       $1,003        $1,405       $2,218*
without              $228        $703         $1,205       $2,218*
redemption
Class C
with redemption      $328        $703         $1,205       $2,585
without              $228        $703         $1,205       $2,585
redemption
Class R              $127        $397          $686        $1,511
Class T              $624        $988         $1,376       $2,461
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will vary, the example is for comparison only.


                                                                     The Fund  3

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o EMERGING MARKETS RISK. The fund invests in emerging markets. These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.

o ADDITIONAL FOREIGN RISK. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.


                                                                     The Fund  5

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The funds management fee for the fiscal year ended December 31, 2001 was 1.00% of the fund's average daily net assets.

The fund is managed by a team of portfolio managers. The portfolio management team is composed of A. Edward Allinson, who manages the foreign portion of the fund, and John B. Jares, who manages the domestic portion of the fund. Mr. Allinson and Mr. Jares are both Chartered Financial Analysts. Mr. Allinson has been a portfolio manager of the fund since April 2002. He has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999. Mr. Jares has been a portfolio manager of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS
The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2001 annual report, which is available upon request.

CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.78    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.09)    (0.09)
(loss)
Net gains (losses) on
securities (both            (3.98)    (5.44)
realized and unrealized)
                          ---------  --------
TOTAL FROM INVESTMENT       (4.07)    (5.53)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.71    $15.78
period
                          =========  ========
TOTAL RETURN (%) 1        (25.79%)   (21.82%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.09%     1.41%
net assets (%) 2
Gross expenses to            2.10%     1.43%
average net assets (%) 2
Net investment income
(loss) to average net      (0.96%)   (0.35%)
assets (%)
Portfolio turnover rate       145%      210%
(%) 3
Net assets--end of period    $1,003      $800
(000s omitted)

1    Sales charges are not reflected in the total return.
2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
See notes to financial statements.


                                                                     The Fund  7

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.57    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.15)    (0.11)
(loss)
Net gains (losses) on
securities (both            (3.90)    (5.63)
realized and unrealized)
                          ---------  --------
TOTAL FROM INVESTMENT       (4.05)    (5.74)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.52    $15.57
period
                          =========  ========
TOTAL RETURN (%) 1        (26.01%)   (22.67%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.53%     2.21%
net assets (%) 2
Gross expenses to            2.54%     2.25%
average net assets (%) 2
Net investment income
(loss) to average net      (1.43%)   (1.40%)
assets (%)
Portfolio turnover rate       145%      210%
(%) 3
Net assets--end of period    $2,089    $2,329
(000s omitted)

1    Sales charges are not reflected in the total return.
2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
See notes to financial statements.

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.56    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.30)    (0.11)
(loss)
Net gains (losses) on
securities (both            (3.92)    (5.64)
realized and unrealized)
                          ---------  --------
TOTAL FROM INVESTMENT       (4.22)    (5.75)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.34    $15.56
period
                          =========  ========
TOTAL RETURN (%) 1        (27.12%)   (22.70%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      4.17%     2.21%
net assets (%) 2
Gross expenses to            4.18%     2.25%
average net assets (%) 2
Net investment income
(loss) to average net      (3.07%)   (1.31%)
assets (%)
Portfolio turnover rate       145%      210%
(%) 3
Net assets--end of period      $380      $375
(000s omitted)

1    Sales charges are not reflected in the total return.
2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
See notes to financial statements.


                                                                     The Fund  9

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.75    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.02)      0.00
(loss) 1
Net gains (losses) on
securities (both            (3.92)    (5.56)
realized and unrealized)
                          ---------  --------
TOTAL FROM INVESTMENT       (3.94)    (5.56)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.81    $15.75
period
                          =========  ========
TOTAL RETURN (%)          (25.02%)   (21.94%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.24%     1.22%
net assets (%) 2
Gross expenses to            1.25%     1.26%
average net assets (%) 2
Net investment income
(loss) to average net      (0.14%)   (0.49%)
assets (%)
Portfolio turnover rate       145%      210%
(%) 3
Net assets--end of period   $19,193   $27,611
(000s omitted)

1 Net investment (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
See notes to financial statements.

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.65    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.26)    (0.06)
(loss)
Net gains (losses) on
securities (both            (3.93)    (5.60)
realized and unrealized)
                          ---------  --------
TOTAL FROM INVESTMENT       (4.19)    (5.66)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.46    $15.65
period
                          =========  ========
TOTAL RETURN (%) 1        (26.77%)   (22.34%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.74%     1.72%
net assets (%) 2,3
Gross expenses to            3.75%     1.76%
average net assets (%)
2,3
Net investment income
(loss) to average net      (2.72%)   (0.76%)
assets (%) 3
Portfolio turnover rate       145%      210%
(%) 4
Net assets--end of period       $90       $48
(000s omitted)

1    Sales charges are not reflected in the total return.
2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 10.01%. The gross expense ratio would have been 10.02%. The net investment (loss) ratio would have been (8.99%).
4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
See notes to financial statements.


                                                                    The Fund  11

YOUR INVESTMENT

ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).


Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.


                                                             Your Investment  13

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                no minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day

      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days

      TELETRANSFER       $500              $500,000 for
                                           joint accounts
                                           every 30 days

[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]


                                                             Your Investment  15

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]

DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of Distributions
  ------------------------   ------------------------  -------------------------
  Type of Distribution       Tax rate for 15% bracket  Tax rate for 27% bracket
  ------------------------   ------------------------  -------------------------
  Income dividends           Ordinary income rate      Ordinary income rate
  Short-term capital gains   Ordinary income rate      Ordinary income rate
  Long-term capital gains            8%/10%                    18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]




                                                             Your Investment  17

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.


[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]



                                                             Your Investment  19

INSTRUCTIONS FOR REGULAR ACCOUNTS

--------------------------------------------------------------------------------
                 TO OPEN AN ACCOUNT    TO ADD TO AN ACCOUNT  TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: Pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 Worldwide Growth Fund Dreyfus Founders         number
                 P.O. Box 9268         Funds, Inc.           o  Worldwide
                 Boston, MA            Worldwide Growth Fund    Growth Fund
                 02205-8502            P.O. Box 9268         o  the dollar
                 Attn: Institutional   Boston, MA               amount you want
                 Processing            02205-8502               to sell
                                       Attn: Institutional   o  the share class
                                       Processing            o  how and where
                                                                to send the
                                                                proceeds  Obtain
                                                             a         signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------
BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                    your bank send        your bank send    us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o     ABA #011001234  o    ABA #011001234  information on
                 o     DDA #046485     o    DDA #046485     file.  Proceeds will
                 o     EEC code 5650   o    EEC code 5650   be sent to your bank
                 o     Worldwide       o    Worldwide       by electronic check.
                    Growth Fund           Growth Fund
                 o     the share class o     the share class
                 o     your Social     o     your account
                    Security or tax       number
                    ID number          o     name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o     dealer number,
                 o     dealer number      if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to         before you account
                    obtain an account  number insert "351"
                    number. Return     for Class A, "352"
                    your application   for Class B, "353"
                    with the account   for Class C, "354"
                    number on the      for Class R, or
                    application.       "355" for Class T.

                                       o     TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------
AUTOMATICALLY    WITH AN INITIAL       ALL SERVICES. Call   AUTOMATIC WITHDRAWAL
                 INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:        Indicate on your      or your financial     your financial
Calendar]        application which     representative to     representative to
                 automatic service(s)  request a form to     request a form to
                 you want.  Return     add any automatic     add the plan.
                 your application      investing service     Complete the form,
                 with your investment. (see "Services for    specifying the
                                       Fund Investors").    amount and frequency
                                       Complete and return   of withdrawals you
                                       the form along with   would like.
                                       any other required
                                       materials.            Be sure to maintain
                                                             an account balance
                                                             of $5,000 or more.
--------------------------------------------------------------------------------

To open an  account,  make  subsequent  investments  or  sell  shares,  please
contact  your  financial   representative  or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

[On side panel: Key Concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]

INSTRUCTIONS FOR IRAS

--------------------------------------------------------------------------------
                 TO OPEN AN ACCOUNT    TO ADD TO AN ACCOUNT  TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: Pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        o  your name and
                 indicate the year     check.  Indicate the     signature
                 the contribution is   year the              o  your account
                 for.                  contribution is for.     number
                 Mail your             Mail the slip and     o  Worldwide
                 application and a     the check to:            Growth Fund
                 check to:             The Dreyfus Trust     o  the dollar
                 The Dreyfus Trust     Company, Custodian       amount you want
                 Company, Custodian    P.O. Box 9552            to sell
                 P.O. Box 9552         Boston, MA            o  the share class
                 Boston, MA            02205-8568            o  how and where
                 02205-8568            Attn: Institutional      to send the
                 Attn: Institutional   Processing               proceeds
                 Processing                                  o     whether the
                                                                distribution is
                                                                qualified or
                                                                premature
                                                             o     whether the
                                                                10% TEFRA should
                                                                be withheld
                                                             Obtain a  signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------

BY TELEPHONE                           WIRE.  Have your
                 -----                 bank send your        -----
[Graphic:                              investment to Boston
Telephone]                             Safe Deposit & Trust
                                       Co., with these
                                       instructions:
                                       o     ABA # 011001234
                                       o     DDA #046485
                                       o     EEC code 5650
                                       o     Worldwide
                                          Growth Fund
                                       o     the share class
                                       o     your account
                                          number
                                       o     name(s) of
                                          investor(s)
                                       o     dealer number,
                                          if applicable
                                       ELECTRONIC CHECK. Same
                                       as wire, but before your
                                       account number insert
                                       "351" for Class A,
                                       "352" for Class B,
                                       "353" for Class C,
                                       "354" for Class R,
                                       or "355" for Class T.
--------------------------------------------------------------------------------
AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                 -----                 us or your financial  WITHDRAWAL PLAN.
[Graphic:                              representative to     Call us to request
Calendar]                              request a form to     instructions to
                                       add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors").
                                       Complete and return
                                       the form along with
                                       any other required
                                       materials.  All
                                       contributions will
                                       count as current
                                       year contributions.
--------------------------------------------------------------------------------


For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.


                                                             Your Investment  21

                                                          FOR MORE INFORMATION

                                        Dreyfus Founders Worldwide Growth Fund
                                      A SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                      ----------------------------------------
                                                        SEC File No. 811-01018


More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund documents  can  be viewed online or
                                        downloaded  from  the  EDGAR database on
                                        the Securities and Exchange Commission's
                                        Internet site at http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 2002 Dreyfus Service Corporation                                    351P0502